Document and Entity Information	Aug. 13, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 13, 2021
Entity File Number	001-36596
Entity Registrant Name	TRILLIUM THERAPEUTICS INC.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	100 CambridgePark Drive
Entity Address, Adress Line Two	Suite 510
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	416
Local Phone Number	595-0627
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	TRIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001616212
Amendment Flag	false